Earnings per Share - Weighted Average Number of Common Shares Outstanding (Detail) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per Share [Line Items]
Issued shares	214,790,053	214,790,053
Number of common shares outstanding	212,982,275	212,886,342	212,699,730	218,032,053
Number of weighted average shares outstanding		212,848,138	217,264,615
Parent Company [Member]
Earnings per Share [Line Items]
Issued shares	214,790,053	218,833,144	218,833,144
Treasury shares	(1,903,711)	(6,133,414)	(801,091)
Acquisition of treasury shares		(317,000)	(5,773,410)
Disposal of treasury shares	95,933	503,612	441,087
Number of common shares outstanding	212,982,275
Weighted average shares issued	214,790,053	218,833,144	218,833,144
Weighted average treasury shares	(1,903,711)	(6,133,414)	(801,091)
Acquisition of weighted average treasury shares		(315,314)	(1,154,633)
Disposal of weighted average treasury shares	66,719	463,722	387,195
Number of weighted average shares outstanding	212,953,061